SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 11,929,903	$ 13,833,856	$ 8,430,085
Unrecognized employee share based compensation expense	$ 23,635,444
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 2 months 12 days